Subsequent Events (Details Narrative)																					1 Months Ended	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Aug. 25, 2025 USD ($) Integer	Aug. 20, 2025 $ / shares shares	Aug. 08, 2025 USD ($)	Aug. 07, 2025 USD ($) Integer	Aug. 01, 2025 USD ($)	Apr. 29, 2025 USD ($) Integer	Apr. 28, 2025 USD ($)	Apr. 25, 2025 USD ($) $ / shares shares	Apr. 22, 2025 USD ($) $ / shares shares	Mar. 03, 2025 USD ($) Integer	Feb. 26, 2025 USD ($) $ / shares shares	Feb. 04, 2025 shares	Feb. 01, 2025 USD ($) $ / shares shares	Jan. 25, 2025 USD ($)	Nov. 09, 2024 USD ($) shares	Aug. 05, 2024 shares	Feb. 21, 2024 shares	Jan. 25, 2024 USD ($)	Jul. 17, 2023 USD ($) $ / shares shares	May 26, 2023 shares	Sep. 12, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($) $ / shares shares	Apr. 30, 2025 shares	Jul. 31, 2024 shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	May 01, 2024 USD ($)	Apr. 03, 2024 USD ($)
Investor purchase | shares																	70,002		476,338
Issuance of shares | shares																									250,000
Share issued price per share | $ / shares																			$ 0.0637									$ 0.11
Warrants expiration term																			3 years			1 year 6 months 7 days			1 year 6 months 7 days			3 years
Proceeds from the issuance of common stock for cash, net																			$ 20,000						$ 418,100			$ 90,919
Sale of stock number of shares | shares																												1
Advances from chairman																										$ 467,000		$ 467,000	$ 285,000
Debt instrument, maturity date																												Jan. 31, 2024
Minimum [Member]
Share issued price per share | $ / shares																													$ 0.144
Common stock conversion price | $ / shares																													0.0297
Maximum [Member]
Share issued price per share | $ / shares																													0.262
Common stock conversion price | $ / shares																													$ 0.0888
Convertible Notes Payable [Member]
Shares of common stock for conversions | shares																													5,666,917
March 2025 Note [Member]
Debt instrument, face value										$ 61,600
Debt instrument, interest rate										8.00%
Original issue discount										$ 5,600												$ 5,537			5,537
Debt instrument, maturity date										Dec. 15, 2025
Common stock conversion, percentage										75.00%
Debt instrument, convertible, threshold trading days | Integer										10
April 2025 Note [Member]
Debt instrument, face value						$ 89,650
Debt instrument, interest rate						8.00%
Original issue discount						$ 8,150																$ 9,984			9,984
Debt instrument, maturity date						Feb. 15, 2026
Common stock conversion, percentage						75.00%
Debt instrument, convertible, threshold trading days | Integer						10
Common Stock [Member]
Investor purchase | shares																						5,576,756	1,369,961					1,122,672
Proceeds from the issuance of common stock for cash, net																									$ 500,000		$ 500,000
Sale of stock number of shares | shares																			1
Shares of common stock for conversions | shares																						2,410,068	436,904	185,381	2,846,972			867,389	5,666,917
Shares of common stock for conversions, value																													$ 223,733
Common Stock [Member] | Minimum [Member]
Shares of common stock for conversions, value																									$ 27,660
Common stock conversion price | $ / shares																						$ 0.046995			$ 0.046995
Common Stock [Member] | Maximum [Member]
Shares of common stock for conversions, value																									$ 128,860
Common stock conversion price | $ / shares																						$ 0.06495			$ 0.06495
Director [Member]
Issuance of shares | shares											3,080,670
Proceeds from notes payable											$ 250,000
Accrued interest											$ 27,260
Share issued price per share | $ / shares											$ 0.09
Warrants expiration term											3 years
Sale of stock number of shares | shares											1
Debt instrument, face value														$ 250,000				$ 250,000
Debt instrument, interest rate														10.00%				10.00%
Debt instrument, maturity date														Jan. 25, 2025				Jan. 25, 2025
Investor [Member]
Warrants expiration term																													3 years
Pete O Heeron [Member]
Accrued interest																														$ 60,944	$ 15,055
Subsequent Event [Member]
Issuance of shares | shares												250,000
Issuance of shares | shares											3,080,670
Warrants expiration term											3 years		3 years
Common stock price percentage										75.00%
Subsequent Event [Member] | Convertible Notes Payable [Member]
Shares of common stock for conversions | shares								230,280	206,624
Shares of common stock for conversions, value								$ 12,320	$ 12,320
Common stock conversion price | $ / shares								$ 0.0535	$ 0.059625
Subsequent Event [Member] | March 2025 Note [Member]
Debt instrument, face value										$ 61,600
Debt instrument, interest rate										8.00%
Original issue discount										$ 11,600
Subsequent Event [Member] | April 2025 Note [Member]
Debt instrument, face value						$ 89,650
Debt instrument, interest rate						8.00%
Original issue discount						$ 14,650
Debt instrument, maturity date						Feb. 15, 2026
Common stock conversion, percentage						75.00%
Debt instrument, convertible, threshold trading days | Integer						10
Subsequent Event [Member] | August Twenty Twenty Five Note [Member]
Debt instrument, face value	$ 137,500			$ 137,500
Debt instrument, interest rate	8.00%			8.00%
Original issue discount	$ 12,500			$ 12,500
Shares of common stock for conversions, value			$ 9,111		$ 9,945
Debt instrument, maturity date	Aug. 25, 2026			Aug. 07, 2026
Common stock conversion, percentage	75.00%			75.00%
Debt instrument, convertible, threshold trading days | Integer	10			10
Repayment of notes			$ 29,945		$ 75,000
Issuance of stock option | shares		4,040,329
Stock option exercise price per share | $ / shares		$ 0.07
Subsequent Event [Member] | Common Stock [Member]
Shares of common stock for conversions | shares																					1,954,569
Shares of common stock for conversions, value																					$ 66,100
Subsequent Event [Member] | Common Stock [Member] | Minimum [Member]
Common stock conversion price | $ / shares																					$ 0.0347
Subsequent Event [Member] | Common Stock [Member] | Maximum [Member]
Common stock conversion price | $ / shares																					$ 0.0394
Subsequent Event [Member] | Director [Member]
Proceeds from notes payable											$ 250,000
Accrued interest											$ 27,260
Share issued price per share | $ / shares											$ 0.09
Investor [Member] | Common Stock [Member]
Investor purchase | shares																				978,300
Officer [Member] | Subsequent Event [Member]
Investor purchase | shares													546,021
Board of Directors Chairman [Member]
Investor purchase | shares																													23,521,147
Proceeds from the issuance of common stock for cash, net																													$ 970,000
Board of Directors Chairman [Member] | Common Class A [Member]
Investor purchase | shares															250,000
Proceeds from the issuance of common stock for cash, net															$ 8,162
Board of Directors Chairman [Member] | Subsequent Event [Member] | Common Stock [Member]
Share issued price per share | $ / shares													$ 0.09
Sale of stock number of shares | shares													1
Board of Directors Chairman [Member] | Subsequent Event [Member] | Common Class A [Member]
Proceeds from the issuance of common stock for cash, net													$ 49,142
Pete O Heeron [Member] | Subsequent Event [Member]
Advances from chairman							$ 75,000
Restricted Stock [Member] | Subsequent Event [Member] | Investor [Member]
Investor purchase | shares													2,105,374								4,682,726
Proceeds from the issuance of common stock for cash, net													$ 145,001								$ 173,675
Restricted Stock [Member] | Investor [Member] | Stock Compensation And Subscription Agreement [Member]
Investor purchase | shares												1,000,000				225,000				978,300
Restricted Stock [Member] | Investor [Member] | Stock Compensation And Subscription Agreement [Member] | Subsequent Event [Member]
Investor purchase | shares												1,000,000